SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Share-based Payment Arrangement, Expensed and Capitalized, Amount
The share-based compensation expense recognized in the Company’s consolidated statements of operations are as follow:

	December 31, 2022	December 31, 2021	December 31, 2020
Cost of sales	$72	$437	$—
Research and development	13,188	208,935	21,419
Selling, general and administrative	13,632	238,705	31,344
	$26,892	$448,077	$52,763

Share-based Payment Arrangement, Option, Activity
A summary of option balances under the 2021 and 2011 Share Incentive Plan as of December 31, 2022, and changes during the year then ended are as follows:

	Number of options	Weighted-average exercise price	Weighted-average remaining contractual term (in years)	Aggregate intrinsic value (in thousands) (1)
Outstanding at January 1, 2022	113,287,066	$0.20	8.28	$605,788
Granted	361,386	$—
Exercised	(6,361,615)	$0.38
Forfeited	(1,799,149)	$0.07
Cancelled	—	$—
Outstanding at December 31, 2022	105,487,688	$0.19	7.30	$20,646
Exercisable at December 31, 2022	101,146,134	$0.18	7.26	$20,855
(1) Intrinsic value is calculated as the difference between the fair value of REE’s Class A ordinary shares as of the end of each reporting period and the exercise price of the option.

Share-based Payment Arrangement, Option, Exercise Price Range
The following tables summarize information about the Company's outstanding and exercisable options granted to employees as of December 31, 2022:

	Outstanding Options			Exercisable Options
Range of exercise prices	Number of outstanding options	Weighted-average remaining contractual term (in years)	Weighted-average exercise price	Number of exercisable options	Weighted-average remaining contractual term (in years)	Weighted-average exercise price
$0.00 - $0.02	56,230,800	4.40	$0.00	53,703,663	4.37	$0.00
$0.02 - $0.05	22,493,961	1.17	$0.01	22,493,961	1.22	$0.01
$0.05 - $0.10	720,946	0.04	$0.00	720,946	0.04	$0.00
$0.10 - $1.00	22,620,131	1.45	$0.09	21,271,314	1.41	$0.09
$1.00 - $9.74	3,421,850	0.24	$0.09	2,956,250	0.22	$0.08
Total	105,487,688	7.30	$0.19	101,146,134	7.26	$0.18

Share-based Payment Arrangement, Restricted Stock Unit, Activity
Restricted share units activity

The following table summarizes restricted share units activity:

	Number of restricted share units outstanding	Weighted-average ordinary fair value per share at grant date
Outstanding at January 1, 2022	492,782	$4.35
Granted	3,838,643	2.29
Vested	(373,681)	3.96
Forfeited	(114,504)	3.93
Expired	—	—
Outstanding at December 31, 2022	3,843,240	$2.29